13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long term debt as of September 30, 2013 and 2012 consisted of the following:

	September 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$749,323	$568,475
TransTech capitalized leases, net of capitalized interest	5,700	17,943
Note payable to Umpqua Bank	0	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	755,023	1,635,918
Less current portion of long term debt	(753,129)	(1,631,903)
Long term debt	$1,894	$4,015

BFI Finance Corp Secured Credit Facility

The Company finances its TransTech operations from operations and a Secured Credit Facility with BFI Finance Corp. On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Business Finance to fund its operations.   On December 12, 2013, the secured credit facility was renewed for an additional six months, with a floor for prime interest of 4.5% (currently 4.5%), plus 2.5%. The credit facility includes accounts receivable borrowing based on 80% of eligible trade accounts receivable, not to exceed $1,000,000. The secured credit facility is collateralized by the assets of TransTech, with a guarantee by Visualant, including all assets of Visualant. Visualant believes any default would be satisfied by the assets of TransTech. Availability under this Secured Credit ranges from $0 to $100,000 ($60,000 currently) on a daily basis. The remaining balance on the accounts receivable line (currently $534,000) must be repaid by the time the secured credit facility expires on June 11, 2014, or the Company renews by automatic extension for the next successive 6 month term.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 1-22 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2014	$3,806
2015	1,894
2016	0
2017	-
2018	-
Total	5,700
Less current portion of capitalized leases	(3,806)
Long term capital leases	$1,894

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company closed the acquisition of TransTech on June 8, 2010. The Company acquired its 100% interest in TransTech by issuing a Promissory Note to James Gingo, the President and sole shareholder of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech, and was payable over a period of three years. The final balance of $1,000,000 on the Note and accrued interest of $30,397 were paid to Mr. Gingo on June 12, 2013, to complete the purchase price for the TransTech stock.

The Company paid the remaining note payable of $49,500 to Lynn Felsinger during the year ended September 30, 2013.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2014	$753,129
2015	1,894
2016	-
2017	-
2018	-
Total	$755,023